Debt due within one year - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2025 CAD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2023 USD ($)	Feb. 18, 2025 CAD ($)	Feb. 18, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Nov. 22, 2024 CAD ($)	Nov. 01, 2024 CAD ($)	Nov. 01, 2024 USD ($)
Canadian and U.S. Commercial Paper, Canadian and U.S. Currency
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 3,000
Canadian and U.S. Commercial Paper, Canadian Currency
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						3,500
Unsecured revolving and expansion credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						4,000
Line of credit facility, increase in borrowing capacity							$ 500
U.S. Dollar Term Loan Facility | Bell Canada
Disclosure of detailed information about borrowings [line items]
Borrowings, trade loan agreement								$ 5,324	$ 3,700
U.S. Dollar Term Loan Facility | Bell Canada | Major business combination
Disclosure of detailed information about borrowings [line items]
Borrowings, trade loan agreement				$ 3,949	$ 2,735
Increase (decrease) in borrowings, trade loan agreement	$ (1,375)	$ (965)
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						2,673
Total non-committed credit facilities | Bell Canada
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						1,810
Total non-committed credit facilities | Bell Mobility Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 863
Borrowings, uncommitted trade loan agreement			$ 600
Borrowings maturity, term			24 months